FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 1,319	$ 3,559
Derivative asset	1,319
Derivative liability		3,599
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Derivative asset	845
Derivative liability		(580)
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	845
Derivative liability		(580)
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Derivative asset
Derivative liability
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Derivative liability